Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Future tax assets and liabilities
	2011 $	2010 $	2009 $

Canadian statutory income tax rate	26.50%	28.50%	30.00%

Income tax recovery at statutory rate	167,000	177,000	155,000

Tax effect of:
	–	–
Foreign income tax other than Canadian statutory rate	(167,000)	(157,000)	(141,000)

Change in valuation allowance	-	(20,000)	(14,000)

Income tax provision	–	–	–

Future income tax assets
		2011$	2010$

Future income tax assets

Non-capital losses carried forward		116,000	116,000
Valuation allowance		(116,000)	(116,000)

Net future income tax asset	—	—	—